COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Bodily Injury Claims
	Year ended December 31,
	2024	2023	2022

Outstanding claims, January 1,	224	221	203

New claims	101	63	87
Settled and dismissed claims	(77)	(60)	(69)

Outstanding claims, December 31	248	224	221